Transaction and Offering Related Fees (Tables)	12 Months Ended
Jun. 30, 2023
Transaction and Offering Related Fees
Schedule of transaction and offering related fees

	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
Professional fees	—	(150)	(4,794)
Indirect tax expense	—	(5,683)	—
Other transaction and offering related fees	—	(950)	—
Total transaction and offering related fees	—	(6,783)	(4,794)